Average Annual Total Returns - Invesco Fundamental Investment Grade Corporate Bond ETF	ETF InceptionDate	ETF 1Year	ETF 5Years	ETF SinceInception	ETF Return After Taxes on Distributions 1Year	ETF Return After Taxes on Distributions 5Years	ETF Return After Taxes on Distributions SinceInception	ETF Return After Taxes on Distributions and Sale of Fund Shares 1Year	ETF Return After Taxes on Distributions and Sale of Fund Shares 5Years	ETF Return After Taxes on Distributions and Sale of Fund Shares SinceInception	RAFI® Bonds U.S. Investment Grade 1-10 Index (reflects no deduction for fees, expenses or taxes) 1Year	RAFI® Bonds U.S. Investment Grade 1-10 Index (reflects no deduction for fees, expenses or taxes) 5Years	RAFI® Bonds U.S. Investment Grade 1-10 Index (reflects no deduction for fees, expenses or taxes) SinceInception	Bloomberg U.S. Corporate Index (reflects no deduction for fees, expenses or taxes) 1Year	Bloomberg U.S. Corporate Index (reflects no deduction for fees, expenses or taxes) 5Years	Bloomberg U.S. Corporate Index (reflects no deduction for fees, expenses or taxes) SinceInception
Total	Sep. 15, 2011	7.79%	4.82%	3.80%	6.59%	3.64%	2.71%	4.65%	3.19%	2.45%	8.05%	5.03%	4.18%	9.89%	6.74%	5.42%